Financial Instruments (Tables)	3 Months Ended
Feb. 29, 2020
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	February 29, 2020		November 30, 2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,707,131	1,784,610	1,744,813	1,778,988
Promissory notes payable(i)	159,863	159,863	159,863	159,863

Past due financing receivables
	February 29,	November 30,
	2020	2019
	$	$

Total accounts receivable	264,237	177,202
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	264,237	177,202

Not past due	264,237	177,202
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total accounts receivable, gross	264,237	177,202

Contractual obligation, fiscal year maturity schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,977,117	-	-	-	-	3,977,117
Accrued liabilities	1,136,971	-	-	-	-	1,136,971
Income tax payable	5,678	-	-	-	-	5,678
Employee costs payable	1,450,497	-	-	-	-	1,450,497
Convertible debentures (Note 5)	1,326,416	12,603	500,137	-	-	1,839,156
Promissory notes payable (Note 5)	159,863	-	-	-	-	159,863
Total contractual obligations	7,985,031	12,603	500,137	-	-	8,497,771